SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1	1